The Prudential Insurance Company of America         Erin C. Schwerzmann
Vice President, Corporate Counsel

The Prudential Insurance Company
 of America
280 Trumbull Street
Hartford, CT 06103
(860) 534-9177 fax: (860) 392-6307

May 1, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Union Security Company Variable Account C
(Registration No. 033-48266)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 36 and (ii) that the text of Post-Effective Amendment No. 36 was filed electronically on April 15, 2014 (Accession No. 0001017963-14-000020).

By:   /s/ Erin C. Schwerzmann
    Erin C. Schwerzmann
    Vice President, Corporate Counsel
    The Prudential Insurance Company of America

via EDGAR